Summary of significant accounting policies - Summary of Property Plant And Equipment (Detail)	12 Months Ended
Dec. 31, 2020
Transporting equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4 years
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Description of useful life, property, plant and equipment	shorter of lease period or 3-5 years
Bottom of range [member] | Instruments and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3 years
Bottom of range [member] | Office equipment and furniture
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3 years
Bottom of range [member] | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3 years
Top of range [member] | Instruments and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5 years
Top of range [member] | Office equipment and furniture
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5 years
Top of range [member] | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5 years